Finance income and costs (Tables)	6 Months Ended
Sep. 30, 2018
Analysis of income and expense [abstract]
Schedule of Finance income and costs

Six months ended 30 September		2018	2017
	Notes	£m	£m

Finance income before exceptional items and remeasurements
Interest income on financial instruments[1]		42	24
		42	24
Finance costs before exceptional items and remeasurements
Net interest payable on pensions and other post-retirement benefit obligations		(11)	(33)
Interest expense on financial instruments		(555)	(546)
Unwinding of discount on provisions		(35)	(38)
Other interest		(9)	(8)
Less: Interest capitalised		74	59
		(536)	(566)

Net finance costs before exceptional items and remeasurements		(494)	(542)
Total exceptional items and remeasurements	4	(26)	28

Net finance costs including exceptional items and remeasurements from continuing operations		(520)	(514)

1.	Comparatives have been re-presented to reflect the classification of £15m of interest income in respect of our loan to Quadgas as a discontinued operation in the current period (see note 6).